Cash and stock-based compensation plans (Details 3) - Stock options [Member]	12 Months Ended
	Dec. 31, 2017 USD ($) NumberofShare $ / shares shares	Dec. 31, 2016 USD ($) NumberofShare	Dec. 31, 2015 USD ($) NumberofShare
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of Share Options Outstanding at Beginning | NumberofShare	485,845	554,756	391,696
Number of share options Granted | NumberofShare	0	0	233,418
Number of share options Forfeited | NumberofShare	(69,934)	(126)	0
Number of share options Exercised | NumberofShare	(142,268)	(68,785)	(70,358)
Number of Share Options Outstanding at End | NumberofShare	273,643	485,845	554,756
Number of share options Exercisable | NumberofShare	121,840
Number of share options Expected to vest | shares	151,803
Weighted average exercise price, Outstanding at Beginning	$ 26.87	$ 26.36	$ 23.65
Weighted average exercise price, Granted		0	29.25
Weighted average exercise price, Forfeited	28.63	18.93	0
Weighted average exercise price, Exercised	24.84	22.78	20.86
Weighted average exercise price, Exercisable	27.73
Weighted average exercise price, Outstanding at End	$ 27.48	$ 26.87	$ 26.36
Weighted average exercise price, Exercisable, Expected to vest | $ / shares	$ 27.28
Weighted Average Remaining Contractual Term of Outstanding	3.66 years
Weighted average remaining contractual term, Exercisable	3.70 years
Weighted average remaining contractual term, Expected to vest	3.63 years
Aggregate Intrinsic value, Outstanding at End	$ 242
Aggregate Intrinsic value, Exercisable	115
Aggregate Intrinsic value, Expected to vest	$ 128